SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2020
Software
Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets	3 years
Copyrights
Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets	3 years